Income Taxes - Reconciliation of Income Taxes at the Statutory Federal Income Tax Rate to the Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal tax provision at the statutory rate	$ 5,782	$ 5,194	$ 4,751
State income tax provision, net of federal benefit	1,350	898	974
Tax credits	(1,160)	(54)
Change in state valuation allowance	37	231
Other	118	155	207
Provision for income taxes	$ 6,127	$ 6,424	$ 5,932